Artisan Value Income Fund Expense Example - Artisan Value Income Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	1,842
Expense Example, with Redemption, 5 Years	3,441
Expense Example, with Redemption, 10 Years	6,961
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	988
Expense Example, with Redemption, 5 Years	1,878
Expense Example, with Redemption, 10 Years	4,168
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	$ 2,453